Document and Entity Information	12 Months Ended
Dec. 29, 2023
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	THE HACKETT GROUP, INC.
Entity Central Index Key	0001057379